DEBT INSTRUMENTS IN ISSUE - Summary (Details) $ in Millions	Jun. 30, 2024 COP ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2023 USD ($)
DEBT INSTRUMENTS IN ISSUE
Debt instruments in issue	$ 16,107,674		$ 14,663,576
Banistmo S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 691,644		$ 679,395
Debt instruments in issue	$ 2,909,578		$ 2,626,235
Banistmo S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	3.00%	3.00%	3.00%	3.00%
Banistmo S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	6.35%	6.35%	6.25%	6.25%
Banco Agricola S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 169,950		$ 162,700
Debt instruments in issue	$ 705,043		$ 623,568
Banco Agricola S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.60%	5.60%	5.58%	5.58%
Banco Agricola S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.66%	7.66%	7.57%	7.57%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 54,146		$ 69,648
Debt instruments in issue	$ 235,942		$ 276,451
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	4.80%	4.80%	5.05%	5.05%
Bancolombia Puerto Rico Internacional Inc. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	5.50%	5.50%	5.50%	5.50%
Bancolombia Panama S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 38,486		$ 44,924
Debt instruments in issue	$ 166,837		$ 176,376
Bancolombia Panama S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	4.80%	4.80%	4.70%	4.70%
Bancolombia Panama S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	6.10%	6.10%	6.10%	6.10%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 493		$ 555
Debt instruments in issue	$ 2,045		$ 2,121
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	0.25%	0.25%	0.25%	0.25%
Grupo Agromercantil Holding S.A. and Filiales | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	7.25%	7.25%	7.25%	7.25%
Bancolombia S.A. | Local currency
DEBT INSTRUMENTS IN ISSUE
Principal balance	$ 3,627,966		$ 4,029,882
Debt instruments in issue	$ 3,647,807		$ 4,097,727
Bancolombia S.A. | Local currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	9.81%	9.81%	12.87%	12.87%
Bancolombia S.A. | Local currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	14.38%	14.38%	21.06%	21.06%
Bancolombia S.A. | Foreign currency
DEBT INSTRUMENTS IN ISSUE
Principal balance		$ 2,061,981		$ 1,832,534
Debt instruments in issue	$ 8,440,422		$ 6,861,098
Hedge of net asset in a foreign operation		$ 1,124,613		$ 1,392,034
Bancolombia S.A. | Foreign currency | Minimum
DEBT INSTRUMENTS IN ISSUE
Interest rate	3.02%	3.02%	3.02%	3.02%
Bancolombia S.A. | Foreign currency | Maximum
DEBT INSTRUMENTS IN ISSUE
Interest rate	8.82%	8.82%	7.03%	7.03%